Interest bearing loans and borrowings	12 Months Ended
Oct. 31, 2025
Disclosure of detailed information about borrowings [abstract]
Interest bearing loans and borrowings
17. Interest bearing loans and borrowings

As at	October 31, 2025	October 31, 2024
	$	$
Connect First loan(i)	9,104	12,891
Bank borrowings(ii)	4,851	—
Working capital loan(iii)	2,234	—
Total	16,189	12,891
On August 15, 2022, the Company entered into a $19,000 demand term loan with Connect First credit union (the "Credit Facility") with Tranche 1 - $12,100 available in a single advance, and Tranche 2 - $6,900 available in multiple draws subject to pre-disbursement conditions set. The demand loan bears interest at the Credit Union’s prime lending rate plus 2.5% per annum and is set to mature on September 5, 2027.
Tranche 1, is repayable on demand, but until demand is made this Credit Facility shall be repaid in monthly blended payments of principal and interest of $241. Blended payments may be adjusted from time to time, if necessary, on the basis of the Credit Union’s Prime Lending Rate and the principal outstanding. The Company received the inflow on October 7, 2022. The balance at the end of the October 31, 2025 is $5,909 (October 31, 2024: $8,238).

Tranche 2, is repayable on demand, but until demand is made this Credit Facility shall be repaid in monthly blended payments of principal and interest of $147. Blended payments may be adjusted from time to time, if necessary, on the basis of Prime, the principal outstanding and the amortization period remaining, the Company received the inflow on October 25, 2022. The Company received the remaining $2,673 on March 8, 2023. The balance at the end of the year ended October 31, 2025 is $3,195 (October 31, 2024: $4,653).

Attached to the loan is a general security agreement comprising a first charge security interest over all present and after acquired personal property, registered at Personal Property Registry for the assets of Canna Cabana Inc., Meta Growth Corp., 2680495 Ontario Inc., Valiant Distribution Canada Inc., High Tide USA Inc., Smoke Cartel USA Inc., DHC Supply LLC., DS Distribution Inc., Enigmaa Ltd., High Tide Inc. BV., SJV2 BV., SJV BV o/a Grasscity., and a limited recourse guarantee against $5,000 worth of High Tide Inc. shares held by Harkirat Singh Grover, and affiliates, to be pledged in favor of the Connectfirst.

Covenants attached to the loan:
•The Company’s debt service coverage ratio shall be not less than 1.4:1, to be tested at the end of each fiscal quarter of the Company based on a trailing four-quarters basis using financial statements. As of October 31, 2025, the Company was in compliance with the debt service coverage ratio.
•The Company shall at all times maintain in the Company’s account with connectFirst the greater of $7,500 and 50% of the aggregate debt of the Company to connectFirst. A five-business day cure period is permitted. Included in the cash and cash equivalents balance of $47,883 as at October 31, 2025 (October 31, 2024: $47,267) is $7,500 (October 31, 2024: $7,500) held in the Company’s account with connectFirst.
•The Company shall at all times maintain a current ratio of not less than 1.3:1, to be tested monthly using financial statements. As at October 31, 2025, the Company was in compliance with the current ratio.
•The Company shall at all times maintain a funded debt to EBITDA ratio of not more than 3:1, to be tested quarterly on a consolidated basis. As of October 31, 2025, the Company was in compliance with the funded debt to EBITDA ratio.
As at October 31, 2025, the Company has met all the covenants attached to the loan.
During the year ended, October 31, 2025, the Company incurred interest of $871 (October 31, 2024: $1,408) for Connect first loan and $36 (October 31, 2024: $nil) for commercial bank loan, and paid $3,786 (October 31, 2024: $3,250) as principal in relation to the outstanding interest bearing loans and borrowings.

(ii)Remexian has a credit framework with German bank that may be utilized as an overdraft facility (line of credit), money market loans, bank guarantees and import letters of credit, with an aggregate limit of $9,436 (EUR 6,000), of which money market utilization is subject to a sub-limit of $7,863 (EUR 5,000). The overdraft facility bears interest at a variable rate linked to three-month average EURIBOR, with interest payable monthly in arrears, and is subject to a provision fee of 0.10% per annum plus VAT on the unused portion; the facility has no stated maturity and amounts drawn are repayable on demand. As at October 31, 2025, the overdraft facility has $nil balance.Money market loans are short-term drawings repayable at the end of their term and bear interest at EURIBOR plus a margin of 2.50% per annum (EURIBOR floored at zero), calculated using 360-day year. As at October 31, 2025, the variable interest rate applicable to the overdraft facility was 5.248%, and the rate applicable to the money market loan was , 4.552%. The facilities are denominated in Euros. As at October 31, 2025, the money market loan outstanding and maturing on December 15, 2025 amounted to $4,851 and was classified as current. No amounts were outstanding under bank guarantees or import letters of credit at year-end. The credit framework is secured by Remexian’s inventory and related insurance claims and are further supported by maximum amount guarantees of $970 (EUR 600) provided by two noncontrolling shareholders of Remexian; in addition, the Company placed $485 (EUR 300) in escrow with a notary in respect of potential security claims. Accrued interest relating to these facilities is recognized separately within trade and other payables. There are no financial covenants attached to the this loan
(iii)Remexian entered into a procurement pre-financing arrangement with a German lender, under which the German lender pays approved supplier invoices on Remexian’s behalf and Remexian reimburses a German lender at the end of an agreed payment deferral period. During the year, Remexian selected a four-month payment deferral for all transactions, with the applicable transfer fee determined at the time each invoice was submitted. Amounts outstanding under the arrangement are repayable within twelve months and are therefore classified as current. As at October 31, 2025, the balance outstanding was $2,234, with all contractual cash outflows expected to be settled within one year. The arrangement is secured by collateral over the financed goods and related claims. On November 26, 2025, the German lender provided notice to terminate the arrangement, following which no new supplier invoices are being financed; this did not affect the carrying amount of the balance outstanding at the reporting date. There are no financial covenants attached to this loan.